OPTIONS (Details) - Stock options - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Outstanding Balance, Beginning	0	3,794,000	2,333,000
Granted	2,333,000	2,304,000	1,700,000
Exercised	0	(650,000)	(200,000)
Expired	0	0	(39,000)
Outstanding Balance, Ending	2,333,000	5,448,000	3,794,000
Weighted Average Exercise Price Outstanding Balance, Beginning	$ 0	$ 1.08	$ 0.15
Weighted Average Exercise Price, Granted	0.15	2.88	2.25
Weighted Average Exercise Price, Exercised	0	0.07	0.15
Weighted Average Exercise Price, Expired	0	0	1.05
Weighted Average Exercise Price Outstanding Balance, Ending	$ 0.15	$ 1.96	$ 1.08